EMPLOYEE BENEFITS - Defined benefit pension plan - Variation of the plan obligations (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFITS
Obligation at the beginning of the year	R$ 1,083,719
Cost of service	63,616	R$ 74,840	R$ 69,323
Interest expense	169,526	170,897	191,326
Past service cost		7,093	3,967
Actuarial remeasurements	(1,058,898)	(457,421)	467,106
Obligation at the end of the year	658,492	1,083,719
Present value of the defined benefit obligations
EMPLOYEE BENEFITS
Obligation at the beginning of the year	5,409,065	5,921,285	4,601,965
Cost of service	63,616	74,840	69,323
Interest expense	169,526	170,897	191,326
Payment of benefits	(317,779)	(486,310)	(434,650)
Past service cost		7,093	3,967
Settlement		(228,881)	(190,948)
Actuarial remeasurements	(1,058,898)	(457,421)	467,106
Exchange Variance	(424,317)	407,562	1,213,196
Obligation at the end of the year	R$ 3,841,213	R$ 5,409,065	R$ 5,921,285